Cover Page	10 Months Ended
Dec. 31, 2021
Document Information [Line Items]
Document Type	S-4/A
Amendment Flag	true
Entity Registrant Name	Social Capital Suvretta Holdings Corp. I
Entity Central Index Key	0001850266
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	Amendment No. 2